SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 92.3%
	Alabama — 5.6%
	Alabama Community College System (BAM), 5.00% due 10/1/2045	$ 1,830,000	$ 1,914,562
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	1,350,000	1,390,401
	Alabama State University (AG), 5.50% due 9/1/2045	500,000	542,139
	Black Belt Energy Gas District (Guaranty: BP plc),
[a]	Series D, 5.00% due 3/1/2055 (put 11/1/2034)	12,500,000	13,306,375
[a]	Series E, 5.00% due 12/1/2055 (put 5/1/2035)	1,500,000	1,594,194
	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series B, 5.00% due 10/1/2055 (put 9/1/2032)	530,000	563,190
[a]	Series C, 5.50% due 10/1/2054 (put 6/1/2032)	1,000,000	1,088,699
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	4,000,000	4,219,652
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	1,375,000	1,477,578
	City of Gadsden (BAM) GO, Series A, 5.00% due 10/1/2045	600,000	628,479
	Energy Southeast A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 11/1/2035	3,500,000	3,711,246
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	3,110,000	3,365,110
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.50% due 10/1/2042 - 10/1/2044	3,195,000	3,323,870
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	5,000,000	5,371,410
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2035	6,080,000	6,434,300
	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group),
[a]	Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	4,500,000	4,795,290
	Series H, 5.00% due 11/1/2035	2,000,000	2,142,448
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 1/1/2054 (put 6/1/2030)	5,000,000	5,296,040
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B, 5.00% due 9/1/2034	5,430,000	5,480,347
	Alaska — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	799,349
	Arizona — 1.8%
	Arizona (FHLMC, FNMA, GNMA) IDA, Series A, 5.00% due 10/1/2045	1,000,000	1,038,381
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	6,800,000	6,887,972
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2031	2,200,000	2,251,977
	City of Tucson IDA, Series 2025-21FN Class PT, 4.625% due 6/1/2044	1,800,000	1,789,770
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2041	1,000,000	964,454
	Maricopa County & Phoenix (GNMA) IDA, Series A, 4.55% due 9/1/2045	1,240,000	1,242,474
	Maricopa County (HonorHealth Obligated Group) IDA, Series A 5.00% due 9/1/2042	2,000,000	2,039,418
	Maricopa County (Legacy Traditional School Obligated Group) IDA, Series A, 5.25% due 7/1/2045	1,550,000	1,562,949
	Salt River Project Agricultural Improvement & Power District,
	Series A,
	4.00% due 1/1/2038	1,475,000	1,479,463
	5.00% due 1/1/2036	1,000,000	1,016,116
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup, Inc.), 5.25% due 12/1/2028	770,000	808,499
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	750,000	724,951
	Arkansas — 0.1%
	County of Pulaski (Arkansas Children’s Hospital), 5.00% due 3/1/2042	500,000	537,112
	California — 5.6%
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	1,750,000	1,751,549
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2036	500,000	504,578
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, Series B, 5.00% due 10/1/2039 (put 10/1/2027)	1,000,000	1,026,988
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	4,510,000	4,785,859
	California Infrastructure & Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,235,000	1,236,440
	California Municipal Finance Authority (Community Facilities District No. 2023-5 Area No. 2), 5.00% due 9/1/2045	665,000	672,057
	California Municipal Finance Authority (Maison’s Sierra Phase 2 LP) (FNMA), Series A, 4.45% due 11/1/2043	1,825,000	1,821,408
	California Municipal Finance Authority (North Fair Oaks Apartments LP) (FNMA), Series A, 5.05% due 4/1/2044	1,255,000	1,352,724
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 3.45% due 12/1/2044 (put 12/1/2026)	2,750,000	2,752,923
	California Municipal Finance Authority (Witmer Manor Community Partners LP) (FNMA, HUD), Series A, 4.875% due 11/1/2043	2,400,000	2,518,442
	California Pollution Control Financing Authority (Republic Services, Inc.) AMT,
[a,b]	3.80% due 7/1/2043 (put 2/17/2026)	1,000,000	996,053
[a,b]	Series A2, 3.45% due 11/1/2042 (put 1/15/2026)	2,000,000	1,999,400
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	2,000,000	2,041,196
[b]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	1,007,291
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	8,000,000	8,754,584
	City of Long Beach Airport System Revenue (AG) AMT, Series C, 5.00% due 6/1/2042	750,000	793,334
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.25% due 5/15/2045	4,000,000	4,263,580

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2034	$ 1,750,000	$ 1,760,166
	Series C, 5.00% due 5/15/2033 - 5/15/2045	3,470,000	3,763,404
	City of San Jose (Kooser Apartments LP) (FNMA), Series A-1, 5.00% due 9/1/2044	4,475,000	4,725,170
	City of San Mateo (City of San Mateo Community Facilities District No. 2008-1) (BAM), 5.25% due 9/1/2040	5,000,000	5,512,280
	Franklin-McKinley School District (NPFG) GO, 5.25% due 8/1/2027	1,000,000	1,044,236
	Fresno (Educational Facilities & Improvements) (NPFG) USD GO, Series A, 6.00% due 8/1/2026	15,000	15,067
	Lammersville Joint (Community Facilities Dist No. 2024-1) USD, 5.00% due 9/1/2045	1,000,000	1,017,265
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	1,645,000	1,736,400
	San Francisco City & County Airport Comm-San Francisco International Airport AMT,
	Series A, 5.00% due 5/1/2044	5,445,000	5,544,736
	Series E, 5.00% due 5/1/2040	1,190,000	1,227,391
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	1,695,000	1,911,004
	Colorado — 2.8%
	Adams County School District No. 1 (BAM) COP, 5.00% due 12/1/2045	500,000	523,498
	City & County of Denver (4340 South Monaco LLC) (FNMA), Series A, 4.70% due 10/1/2042	3,150,000	3,260,099
	City & County of Denver Airport System Revenue AMT,
	Series A,
	5.00% due 12/1/2037 - 11/15/2041	4,160,000	4,333,358
	5.25% due 12/1/2043	1,905,000	1,954,225
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2041	1,500,000	1,588,222
	Series A-2, 5.00% due 8/1/2038 - 8/1/2044	10,090,000	10,234,161
	Colorado (Frasier Meadows Manor, Inc. Obligated Group) HFA, Series A, 5.00% due 5/15/2039 - 5/15/2040	765,000	803,350
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2044	3,600,000	3,655,656
	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due 6/1/2045	600,000	614,431
	Colorado Housing & Finance Authority, Series F-1, 5.00% due 10/1/2045	1,000,000	1,033,138
	Colorado Housing & Finance Authority (FHLMC, FNMA, GNMA) (Green Bond) AMT, Series E, 5.10% due 5/1/2040	1,500,000	1,532,646
	Denver City & County Housing Authority (Three Towers Rehabilitation) (AG) AMT, 5.20% due 11/1/2027	705,000	705,809
	STC Metropolitan District No. 2 (AG) GO,
	Series A,
	5.00% due 12/1/2034 - 12/1/2035	2,000,000	2,203,568
	5.25% due 12/1/2045	1,060,000	1,117,232
	Connecticut — 1.6%
	City of New Haven (BAM) GO, 5.25% due 8/1/2043	1,900,000	2,070,075
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	12,964,455
	Series E, 5.00% due 9/15/2033	2,650,000	2,792,480
	State of Connecticut Special Tax Revenue, Series A, 5.00% due 7/1/2046	500,000	534,944
	Delaware — 0.3%
	Delaware State (ACTS Retirement-Life Communities, Inc. Obligated Group) EDA, Series B, 5.00% due 11/15/2038	480,000	499,511
	Delaware State (Christiana Care Health System Obligated Group) HFA, Series A, 5.00% due 10/1/2045	2,500,000	2,551,787
	District of Columbia — 0.2%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	1,045,310
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00% due 10/1/2043	1,500,000	1,519,518
	Florida — 3.7%
	Central Florida Expressway Authority, 5.00% due 7/1/2040	1,125,000	1,177,955
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,233,972
	City of Lakeland (Electric Power System Smart Grid Project) (AG), 5.25% due 10/1/2027	1,680,000	1,756,203
	County of Broward Port Facilities Revenue AMT,
	5.00% due 9/1/2037	800,000	856,062
	5.25% due 9/1/2045	1,250,000	1,323,325
	County of Miami-Dade, Series A, 5.00% due 4/1/2043	500,000	530,772
	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2038	370,000	381,063
	Series B, 5.00% due 10/1/2040	2,500,000	2,534,185
	County of Miami-Dade Transit System, 4.00% due 7/1/2035	1,000,000	1,026,308
[a]	Florida Housing Finance Corp. (Southward Village Phase 2 LP), Series T, 3.20% due 12/1/2044 (put 12/1/2028)	1,000,000	1,008,499
[b]	Florida Local Government Finance Commission (BridgePrep Academy, Inc. Series 2025 Obligated Group), Series A, 6.00% due 6/15/2045	2,000,000	2,045,464
	Greater Orlando Aviation Authority (United Airlines, Inc.) AMT, 5.50% due 11/1/2037	1,050,000	1,129,914
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	4,225,000	4,260,473
	Hillsborough County Aviation Authority, Series F, 5.00% due 10/1/2036	2,000,000	2,096,372

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Hillsborough County Aviation Authority AMT, Series E, 5.00% due 10/1/2043	$ 1,500,000	$ 1,518,375
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2037	500,000	511,850
	Miami-Dade County Housing Finance Authority (FNMA), 4.95% due 11/1/2041	5,000,000	5,219,090
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	2,300,000	2,290,876
	Miami-Dade County Housing Finance Authority (Sunrise Commons Preservation Ltd.) (FNMA), 4.60% due 2/1/2042	2,000,000	2,010,170
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	1,750,000	1,751,258
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2043 - 11/1/2044	2,325,000	2,328,320
	5.25% due 11/1/2042	790,000	823,407
	Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	732,351
	Palm Beach County Housing Finance Authority (Lake Worth Towers Preservation LP) (FNMA), 4.85% due 6/1/2041	1,321,543	1,313,093
	Southeast Overtown Park West Community Redevelopment Agency (AG), Series A, 5.25% due 3/1/2042	1,500,000	1,658,971
	Georgia — 5.1%
	Atlanta Urban Residential Finance Authority (Auburn Square LLC) (FNMA), Series A, 4.75% due 8/1/2044	2,500,000	2,520,322
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series D, 4.00% due 7/1/2036	2,000,000	2,015,518
	Georgia Housing & Finance Authority (FNMA,GNMA), Series G, 4.625% due 12/1/2045	4,000,000	4,016,024
	Housing Authority of Douglas County (FNMA), Series A, 5.10% due 2/1/2044	1,000,000	1,049,891
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	5,000,000	5,292,070
[a]	Series C, 5.00% due 12/1/2054 (put 12/1/2031)	2,000,000	2,131,574
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	5,000,000	5,270,375
[a]	Series E, 5.00% due 5/1/2055 (put 12/1/2032)	3,435,000	3,662,459
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2034 - 5/15/2043	15,210,000	16,233,665
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	2,000,000	2,109,404
[a]	5.00% due 12/1/2054 (put 3/1/2032)	4,850,000	5,219,779
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	8,000,000	8,545,480
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034	2,295,000	2,423,951
	Guam — 0.1%
	Guam Power Authority, Series A, 5.00% due 10/1/2044	1,025,000	1,037,849
	Hawaii — 0.2%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2043	2,500,000	2,536,035
	Illinois — 11.5%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042 - 4/1/2043	2,375,000	2,511,711
	Chicago Midway International Airport AMT, Series C, 5.00% due 1/1/2036 - 1/1/2039	4,470,000	4,846,956
	Chicago O’Hare International Airport, Series C, 5.00% due 1/1/2038	2,920,000	2,922,742
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2035	4,400,000	4,463,928
	Chicago O’Hare International Airport AMT,
	Series A, 5.00% due 1/1/2038	2,000,000	2,051,528
	Series C,
	5.00% due 1/1/2034 - 1/1/2044	3,390,000	3,628,033
	5.25% due 1/1/2044 - 1/1/2045	2,750,000	2,896,890
	Series D, 5.00% due 1/1/2035	1,500,000	1,514,433
	Chicago Transit Authority Sales Tax Receipts Fund (AG), Series A, 5.00% due 12/1/2045	1,000,000	1,014,156
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2042	1,000,000	1,037,805
	City of Chicago (FNMA), Series A, 4.875% due 6/1/2043	2,175,000	2,256,293
	City of Chicago (Water System) (AG), Series 2017-2, 5.00% due 11/1/2036	4,500,000	4,616,509
	City of Chicago (Water System) (BHAC, AMBAC), 5.75% due 11/1/2030	805,000	863,440
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	998,014
	5.625% due 1/1/2031	1,585,000	1,605,721
	6.00% due 1/1/2038	7,500,000	7,605,832
	City of Chicago Waterworks Revenue, Series A, 5.00% due 11/1/2044	1,000,000	1,042,768
	City of Chicago Waterworks Revenue (AG), Series 2017-2, 5.00% due 11/1/2038	1,000,000	1,024,192
	Cook County School District No. 145 (BAM) GO, Series B, 5.00% due 12/1/2042 - 12/1/2045	1,475,000	1,551,279
	County of Cook Sales Tax Revenue,
	5.00% due 11/15/2038	435,000	447,227
	Series A, 5.00% due 11/15/2036 - 11/15/2038	3,160,000	3,407,646
	DuPage County High School District No. 87 Glenbard GO, 5.25% due 1/1/2046	1,100,000	1,181,655
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond), Series K, 5.25% due 10/1/2043	2,000,000	2,105,764
[a]	Illinois (Waste Management, Inc.; Guaranty: Waste Management Holdings) DFA AMT, Series A, 3.45% due 11/1/2044 (put 11/2/2026)	500,000	509,456
	Illinois Finance Authority (Ascension Health Credit Group),

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Series C,
	4.00% due 2/15/2033	$ 235,000	$ 237,010
	4.00% due 2/15/2033 (pre-refunded 2/15/2027)	565,000	574,223
	5.00% due 2/15/2041	680,000	685,409
	5.00% due 2/15/2041 (pre-refunded 2/15/2027)	625,000	642,049
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,868,776
	Illinois Finance Authority (Moorings of Arlington Heights LLC Obligated Group), Series A, 5.125% due 11/1/2046	1,000,000	990,509
	Illinois HDA, Series A, 4.80% due 2/1/2046	1,500,000	1,500,088
	Illinois State Toll Highway Authority, Series A, 5.00% due 1/1/2046	2,000,000	2,109,002
	Illinois State University (AG) COP, 5.00% due 4/1/2044	700,000	751,457
	Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2042	1,500,000	1,545,405
	Northeastern Illinois University (BAM) COP, 5.00% due 7/1/2042	1,050,000	1,087,049
	Rock Island County School District No. 41 Milan (AG) GO, Series A, 5.00% due 1/1/2044	415,000	435,946
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029 - 1/1/2037	3,850,000	3,982,106
	Sales Tax Securitization Corp. (BAM), Series A, 5.00% due 1/1/2038	3,075,000	3,162,164
	Sales Tax Securitization Corp. (Green Bond), Series A, 5.00% due 1/1/2044	1,865,000	1,893,385
	Sangamon County School District No. 186 Springfield (BAM) GO, 5.00% due 6/1/2041 - 6/1/2043	4,500,000	4,813,270
	Southern Illinois University (BAM),
	Series A,
	4.00% due 4/1/2035	600,000	614,486
	5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,190,581
	State of Illinois GO,
	5.00% due 2/1/2038	1,000,000	1,095,929
	5.50% due 5/1/2039	1,500,000	1,624,636
	Series A,
	5.00% due 12/1/2034 - 3/1/2046	13,310,000	14,005,323
	5.25% due 3/1/2038	300,000	327,516
	Series B,
	4.00% due 11/1/2039	2,455,000	2,379,411
	5.25% due 5/1/2043	3,500,000	3,686,137
	Series C,
	4.00% due 10/1/2041	1,690,000	1,600,239
	5.50% due 10/1/2040	1,000,000	1,099,221
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,408,989
	Series E, 5.00% due 9/1/2045	3,500,000	3,585,246
	State of Illinois Sales Tax Revenue,
	Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	12,708,036
	Series C, 5.00% due 6/15/2041	600,000	641,117
	Will County School District No. 114 Manhattan (BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	1,000,000	1,092,541
	5.50% due 1/1/2043	2,000,000	2,201,134
	Indiana — 3.0%
	City of Indianapolis Department of Public Utilities Water System Revenue, Series B, 5.00% due 10/1/2037	1,000,000	1,011,041
[a]	City of Mount Vernon (Southern Indiana Gas & Electric Co.) AMT, 4.25% due 9/1/2055 (put 9/1/2028)	2,000,000	2,054,990
	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT,
[a]	4.40% due 11/1/2045 (put 6/10/2031)	1,000,000	1,045,547
[a]	Series A, 5.00% due 12/1/2044 (put 6/5/2026)	1,465,000	1,478,059
	Indiana Finance Authority (Ascension Health Credit Group), Series A-1, 5.00% due 11/15/2043	450,000	482,047
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	559,007
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group),
	Series B,
	5.00% due 5/1/2040	1,150,000	1,205,811
	5.25% due 5/1/2045	1,255,000	1,286,243
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series D, 5.00% due 10/1/2054 (put 10/1/2037)	2,000,000	2,244,802
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	8,210,840
	Indiana Finance Authority (Retirement Living, Inc. Obligated Group), Series A, 5.125% due 3/1/2045	3,210,000	3,249,088
	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT,
[a]	Series A, 4.00% due 3/1/2038 (put 8/1/2028)	1,500,000	1,518,645
[a]	Series B, 4.00% due 5/1/2043 (put 8/1/2028)	2,500,000	2,546,667
	Indiana Housing & Community Development Authority (FHLMC, FNMA, GNMA) (Green Bond), Series B-1, 4.90% due 7/1/2045	2,000,000	2,052,426
	Indiana Municipal Power Agency, Series C, 5.00% due 1/1/2036	1,000,000	1,006,301
	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners) (State Intercept) (Green Bond),
	5.00% due 7/15/2044	800,000	838,900
	5.50% due 7/15/2042	1,000,000	1,104,651
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,114,069

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Silver Creek School Building Corp. (State Intercept), 5.25% due 1/15/2042	$ 2,000,000	$ 2,168,276
	Iowa — 2.2%
	City of Bondurant, Series B, 5.00% due 6/1/2044	1,000,000	1,048,323
	County of Polk AMT GO, Series A, 5.00% due 6/1/2043	2,000,000	2,106,386
	Iowa Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.85% due 7/1/2045	3,500,000	3,587,272
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	3,000,000	3,434,274
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series 2024 A&B, 5.00% due 5/15/2044	3,805,000	3,757,202
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.50% due 12/1/2045	1,000,000	1,071,450
	Iowa Finance Authority (Union at Bluffs Run LP) (FNMA), Series 2024-20FN Class PT, 4.65% due 7/1/2043	2,000,000	2,016,053
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,103,968
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	5,350,000	5,398,492
	Kentucky — 3.0%
[b]	City of Henderson (Guaranty: Pratt Industries, Inc.) AMT, Series B, 4.45% due 1/1/2042	1,000,000	978,738
[a]	County of Trimble (Louisville Gas & Electric Co.) AMT, Series A, 4.70% due 6/1/2054 (put 6/1/2027)	1,250,000	1,259,240
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,048,080
	Kentucky Public Energy Authority (Guaranty: BP plc), Series C, 5.00% due 5/1/2036	5,000,000	5,305,515
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	1,220,000	1,232,069
[a]	5.25% due 4/1/2054 (put 2/1/2032)	14,750,000	15,879,216
	Kentucky State Property & Building Commission,
	Series A,
	4.00% due 11/1/2035	1,000,000	1,023,820
	5.25% due 6/1/2039	3,000,000	3,333,027
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 4.00% due 10/1/2036	1,800,000	1,793,880
	Louisiana — 0.7%
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 6.00% due 6/15/2045	3,000,000	3,092,997
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	5.00% due 5/15/2036	1,000,000	1,015,523
	Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,053,271
	West Baton Rouge Parish School Board (AG), 5.25% due 3/1/2045	1,885,000	2,037,071
	Maine — 0.0%
	Maine Health & Higher Educational Facilities Authority (AG), Series A, 5.00% due 7/1/2041	350,000	382,770
	Maryland — 0.8%
	Maryland Community Development Administration (6301 Central Avenue LLC) (Green Bond) (FNMA), Series C-1, 5.05% due 2/1/2046	5,000,000	5,228,555
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) (AG), 5.00% due 7/1/2045	1,000,000	1,049,972
	Maryland State Transportation Authority Passenger Facility Charge Revenue AMT, 4.00% due 6/1/2035	1,225,000	1,233,933
	State of Maryland Department of Transportation (Maryland Aviation Administration) AMT, Series B, 5.00% due 8/1/2036	2,000,000	2,136,366
	Massachusetts — 0.5%
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series 2024B-1, 5.25% due 12/1/2030	3,900,000	3,881,978
	Massachusetts Port Authority AMT, Series C, 5.00% due 7/1/2044	2,000,000	2,035,038
	Michigan — 1.0%
	Detroit City School District (School Building & Site Improvement) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2026 - 5/1/2027	4,250,000	4,314,520
	Grand Rapids Economic Development Corp. (Michigan Christian Home Obligated Group), 5.75% due 11/1/2045	1,800,000	1,780,655
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), Series A, 5.25% due 5/15/2026	40,000	40,061
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	981,207
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	350,000	350,563
	Michigan Finance Authority (Henry Ford Health System Obligated Group), 4.00% due 11/15/2035	450,000	451,258
	Michigan Finance Authority (Trinity Health Corp. Obligated Group),
	Series MI,
	5.00% due 12/1/2045	1,045,000	1,051,771
	5.00% due 12/1/2045 (pre-refunded 6/1/2026)	55,000	55,545
	Michigan State HDA (Green Bond), Series A, 4.85% due 12/1/2045	1,500,000	1,517,608
	Wayne County Airport Authority (AG) AMT, Series B, 5.50% due 12/1/2043	675,000	737,341
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport) AMT, Series B, 5.50% due 12/1/2043	500,000	554,019
	Minnesota — 0.4%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	1,486,913	1,663,746
	Minneapolis-St Paul Metropolitan Airports Commission AMT, Series B, 5.00% due 1/1/2043	1,280,000	1,335,601
	Minnesota Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series F, 4.85% due 7/1/2045	1,500,000	1,517,656
	Missouri — 0.4%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 4/1/2059 (put 4/1/2035)	1,000,000	1,157,479
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044	680,000	702,601

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 4.85% due 11/1/2045	$ 2,000,000	$ 2,053,368
	St. Charles County (Fox Hill Preservation LP) (FNMA, HUD) (Green Bond) IDA, 4.65% due 4/1/2043	498,455	504,188
	Montana — 0.2%
	Montana Board of Housing, Series B, 4.80% due 12/1/2043	1,985,000	2,097,430
	Nebraska — 0.5%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	2,000,000	2,123,098
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	500,000	521,841
	Series A, 5.00% due 9/1/2031	1,000,000	1,074,841
	Nebraska Investment Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series C, 5.05% due 9/1/2045	2,000,000	2,082,604
	Nevada — 0.2%
	City of Las Vegas Special Improvement District No. 814 (Summerlin Village 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	990,000	885,966
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	1,500,000	1,520,387
	New Jersey — 3.6%
	New Jersey (New Jersey Transit Corp.) EDA,
	Series A, 5.25% due 11/1/2042	4,000,000	4,362,032
	Series B, 5.00% due 6/15/2043	2,000,000	2,059,078
	New Jersey (School Facilities Construction) (AMBAC) EDA, Series N1, 5.50% due 9/1/2026	3,000,000	3,057,036
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,700,000	1,780,424
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series EEE, 5.00% due 6/15/2043	2,180,000	2,243,357
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,819,252
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2032	1,500,000	1,620,261
	Series B, 5.00% due 12/1/2032	750,000	810,111
	New Jersey Housing & Mortgage Finance Agency (Green Bond), Series M, 5.05% due 10/1/2045	2,000,000	2,081,204
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032 - 12/15/2035	5,300,000	5,560,360
	Series AA,
	5.00% due 6/15/2035 - 6/15/2040	1,800,000	1,945,136
	5.25% due 6/15/2043	3,100,000	3,222,549
	Series BB1, 5.00% due 6/15/2034	2,000,000	2,104,982
	New Jersey Transportation Trust Fund Authority (State of New Jersey),
	Series BB, 5.00% due 6/15/2044	1,000,000	1,019,899
	Series CC, 5.00% due 6/15/2040	2,000,000	2,171,062
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series CC, 5.00% due 6/15/2042	3,750,000	4,003,732
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2039	1,500,000	1,584,419
	New Mexico — 1.1%
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2035	500,000	546,227
[a]	City of Farmington (Public Service Co. of New Mexico), Series E, 3.875% due 6/1/2040 (put 6/1/2029)	2,265,000	2,299,659
	City of Rio Rancho (GRT), 5.00% due 6/1/2043 - 6/1/2044	3,350,000	3,556,170
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	680,000	680,112
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	Series A, 5.00% due 7/1/2033	360,000	362,897
	Series LA, 5.00% due 7/1/2032	575,000	580,202
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2044	2,250,000	2,284,106
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AG), 4.00% due 12/1/2035 - 12/1/2036	1,210,000	1,247,286
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C, 4.95% due 9/1/2045	1,000,000	1,027,774
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.00% due 9/1/2040	825,000	810,021
	New York — 4.6%
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,073,513
	City of New York (City Budget Financial Management) GO, Series J, 5.00% due 8/1/2030	5,000	5,007
	City of New York GO,
	Series D1, 5.00% due 12/1/2044	2,000,000	2,028,866
	Series D-1,
	5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,745,789
	5.50% due 5/1/2045	1,720,000	1,854,322
	Series G-1, 5.00% due 2/1/2042 - 2/1/2044	2,475,000	2,654,554
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	3,095,957	3,348,024
	Metropolitan Transportation Authority, Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,462,050
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	1,842,385
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1, 5.05% due 11/1/2043	4,250,000	4,404,343
	New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue), Series A, 5.00% due 5/1/2045	2,000,000	2,127,510
	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding), Series S1A, 4.00% due 7/15/2036	2,000,000	2,074,020

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series A, 5.00% due 11/1/2036	$ 1,230,000	$ 1,339,659
Series A1, 5.00% due 8/1/2038	400,000	417,436
Series A-1, 5.00% due 8/1/2045	1,500,000	1,560,288
Series E-1, 5.00% due 2/1/2040	2,000,000	2,034,112
New York State Dormitory (Roswell Park Cancer Institute Corp. Obligated Group) (AG), Series A, 5.25% due 7/1/2044 - 7/1/2045	920,000	994,547
New York State Dormitory Authority (AG, State Aid Withholding), Series A, 5.00% due 10/1/2038 - 10/1/2039	1,250,000	1,377,070
New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series A, 4.00% due 2/15/2034	1,490,000	1,502,032
New York State Thruway Authority (State of New York Personal Income Tax Revenue),
5.00% due 3/15/2041	1,500,000	1,629,727
Series A, 5.00% due 3/15/2046	750,000	779,066
New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041 - 3/15/2042	4,300,000	4,561,858
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) AMT, Series A-P3, 5.00% due 7/1/2046	1,000,000	997,489
Port Authority of New York & New Jersey AMT,
5.00% due 4/15/2037	1,500,000	1,522,374
Series 207, 5.00% due 9/15/2030	1,400,000	1,453,756
State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 253, 4.70% due 10/1/2038	945,000	981,160
Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	277,395
Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029	250,000	256,684
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,193,368
Greater Asheville Regional Airport Authority (AG) AMT, 5.25% due 7/1/2042 - 7/1/2043	1,435,000	1,511,867
Inlivian, Series A, 5.05% due 2/1/2043	1,625,000	1,777,291
Nash Health Care Systems, 5.00% due 2/1/2045	875,000	898,865
North Carolina Medical Care Commission (Chapel Hill Residential Center, Inc. Obligated Group),
5.00% due 12/1/2042	1,290,000	1,348,140
5.25% due 12/1/2043 - 12/1/2045	2,570,000	2,706,938
North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group),
5.00% due 10/1/2036	245,000	261,405
5.375% due 10/1/2045	810,000	849,369
North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2044	1,380,000	1,394,772
North Carolina Medical Care Commission (Plantation Village Obligated Group), Series A, 4.00% due 1/1/2041	1,020,000	927,710
North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 5.125% due 10/1/2045	530,000	539,148
North Dakota — 0.8%
North Dakota Housing Finance Agency (Green Bond),
Series A,
4.70% due 7/1/2040	1,500,000	1,564,952
4.94% due 7/1/2045	7,500,000	7,683,525
Ohio — 1.3%
City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,025
Cleveland State University (BAM), Series C, 5.00% due 6/1/2041	2,830,000	3,140,878
Columbus Regional Airport Authority AMT, Series A, 5.25% due 1/1/2045	1,750,000	1,834,222
Columbus-Franklin County Finance Authority, Series A, 5.125% due 1/1/2044	1,000,000	1,059,926
Columbus-Franklin County Finance Authority (Meadow Creek Apartments LP) (FNMA), 4.82% due 11/1/2043	1,850,000	1,885,294
County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.), Series A, 5.00% due 8/1/2042	1,400,000	1,418,904
County of Hamilton (Life Enriching Communities Obligated Group), 5.25% due 1/1/2035 - 1/1/2045	1,200,000	1,286,220
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	909,838
Ohio Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series B, 4.80% due 9/1/2043	875,000	907,653
Ohio Housing Finance Agency (Yorktown Preservation LLC) (FNMA, HUD), 4.55% due 4/1/2041	2,090,000	2,140,265
West Central Ohio Port Authority (Global Impact STEM Academy), Series A, 5.00% due 12/1/2045	1,235,000	1,228,411
Oklahoma — 0.5%
Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,544,211
Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.75% due 9/1/2037	1,135,000	1,180,503
Mcintosh County Educational Facilities Authority (District No. 1 Eufaula) ISD, 5.00% due 9/1/2039 - 9/1/2041	1,200,000	1,254,605
Oregon — 0.0%
Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	458,384
Pennsylvania — 6.1%
Allegheny County Airport Authority (AG) AMT, Series A, 5.25% due 1/1/2044 - 1/1/2045	3,825,000	4,061,841
Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.125% due 6/1/2046	3,360,000	3,377,435
City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2034	500,000	505,410
City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2042	2,000,000	2,034,862
City of Philadelphia Airport Revenue (AG) AMT, 4.00% due 7/1/2041	2,000,000	1,930,184
City of Philadelphia Airport Revenue AMT,
5.00% due 7/1/2036	1,610,000	1,724,782

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Series B,
	5.00% due 7/1/2033 - 7/1/2042	$ 9,150,000	$ 9,290,959
	5.25% due 7/1/2045	855,000	901,630
	Series C, 5.00% due 7/1/2032	1,380,000	1,481,128
	City of Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,384,545
	City of Philadelphia Water & Wastewater Revenue, Series A, 5.00% due 11/1/2045	1,050,000	1,083,462
	Geisinger Authority (Kaiser Obligated Group),
	Series A-1, 5.00% due 2/15/2045	2,000,000	2,012,630
	Series A-2, 5.00% due 2/15/2039	1,100,000	1,120,247
	Maxatawny Township Municipal Authority (Lutheran Senior Services East Obligated Group), Series A, 5.00% due 1/1/2040	1,000,000	1,014,182
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	1,490,000	1,493,330
	Montgomery County (ACTS Retirement-Life Communities, Inc. Obligated Group) IDA, Series C, 5.00% due 11/15/2045	2,000,000	1,945,692
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	1,000,000	1,021,664
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,436,788
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA,
	Series B-2,
	5.00% due 7/1/2042	1,250,000	1,280,978
	5.25% due 7/1/2046	1,500,000	1,524,493
	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 10/15/2037	1,000,000	1,007,287
	5.00% due 2/15/2036	1,000,000	1,086,492
	Series B, 5.00% due 5/15/2039	1,000,000	1,082,271
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.00% due 6/1/2041 (put 7/1/2026)	3,000,000	3,004,002
	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (FNMA, HUD) (Green Bond), Series A, 5.55% due 11/1/2042	1,093,721	1,223,315
	Pennsylvania Housing Finance Agency (Green Bond),
	Series 148A, 3.95% due 10/1/2036	990,000	1,000,719
	Series 149A, 4.75% due 10/1/2040	1,580,000	1,651,054
	Pennsylvania Housing Finance Agency (Green Bond) AMT, 5.00% due 4/1/2027	1,500,000	1,532,074
	Pennsylvania State Public School Building Authority (Philadelphia School District) (AG, State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,174,905
	Pennsylvania Turnpike Commission, Series 2, 5.00% due 12/1/2036	1,150,000	1,185,183
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2034 - 4/1/2036	3,525,000	3,590,254
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2044	1,250,000	1,268,293
	State Public School Building Authority (School District of Philadelphia) (AG, State Aid Withholding), Series A, 5.00% due 6/1/2032	3,500,000	3,556,539
	Rhode Island — 0.4%
	Rhode Island Housing & Mortgage Finance Corp. (FNMA), Series A, 4.80% due 6/1/2043	2,490,000	2,576,186
	Rhode Island Housing & Mortgage Finance Corp. (GNMA) (Green Bond), Series 81-A, 5.25% due 10/1/2043	2,000,000	2,112,980
	South Carolina — 2.2%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	6,000,000	6,501,138
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	9,500,000	10,168,068
	South Carolina Jobs (Bishop Gadsden Episcopal Retirement Community Obligated Group) EDA, 5.125% due 4/1/2046	1,250,000	1,231,608
	South Carolina Jobs (Rolling Green Village) EDA, Series A, 5.50% due 12/1/2045	500,000	494,726
	South Carolina Jobs (Wesley Commons Obligated Group) EDA, Series A, 5.50% due 10/1/2045	735,000	743,069
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	2,000,000	2,002,832
	South Carolina Jobs-EDA (McLeod Health Obligated Group), 5.00% due 11/1/2043	2,300,000	2,330,990
	South Carolina State Housing Finance & Development Authority (FHLMC, FNMA, GNMA), Series B, 4.875% due 7/1/2045	2,000,000	2,037,434
	South Carolina State Housing Finance & Development Authority (Hallmark Settlement Manor LP) (FNMA), Series 2025A, 4.80% due 5/1/2043	1,000,000	1,036,361
	South Dakota — 0.3%
	South Dakota (FHLMC, FNMA, GNMA) HDA , Series C, 5.00% due 11/1/2045	3,000,000	3,095,490
	Tennessee — 3.2%
	Health & Educational Facilities Board of The Metropolitan Government of Nashville, Series 2024-11FN Class PT, 4.80% due 7/1/2043	3,000,000	3,042,108
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2044	425,000	440,140
	Knox County Health Educational & Housing Facility Board (Village at Inskip LP) (FNMA), Series A, 4.625% due 12/1/2043	1,500,000	1,508,943
	Memphis-Shelby County Airport Authority AMT,
	5.00% due 7/1/2043	1,000,000	1,001,941
	Series A, 5.00% due 7/1/2045	1,025,000	1,031,371
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series A, 5.10% due 7/1/2044	1,625,000	1,742,465
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board ((HV Land Co. LP), 3.35% due 6/1/2044 (put 12/1/2026)	3,900,000	3,902,512
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due 6/1/2035	1,500,000	1,694,958
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,012,653
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	2,025,740
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA,
	Series 1A, 4.90% due 7/1/2045	1,000,000	1,034,151

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Series 3A, 5.20% due 7/1/2043	$ 1,975,000	$ 2,098,098
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	5,000,000	5,157,050
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	11,785,000	12,674,756
	Texas — 8.2%
	Agua Dulce (PSF-GTD) ISD GO, 5.00% due 8/15/2045	650,000	683,323
	Athens (PSF-GTD) ISD GO, 5.00% due 2/15/2046	2,000,000	2,111,740
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038 - 11/15/2044	5,940,000	6,237,724
	City of Dallas Housing Finance Corp.,
	Series 2025-04FN Class PT, 4.625% due 10/1/2043	2,000,000	2,008,772
	Series A, 5.00% due 3/1/2044	1,000,000	1,051,376
	City of Houston Airport System Revenue (United Airlines, Inc.) AMT, Series B, 5.50% due 7/15/2036	1,400,000	1,504,180
	City of Houston Airport System Revenue AMT,
	Series A,
	5.00% due 7/1/2033 - 7/1/2036	2,750,000	2,882,040
	5.50% due 7/1/2045	1,000,000	1,077,525
	City of Kyle (CTFS Obligation) (AG) GO, 5.00% due 8/15/2045	500,000	520,269
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2044	445,000	466,516
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,177,944
	City of San Antonio Electric & Gas Systems Revenue, Series A, 5.00% due 2/1/2046	3,500,000	3,596,372
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2038	900,000	981,480
	County of Bexar GO, 4.00% due 6/15/2036	1,000,000	1,003,912
	Dallas College GO, 5.00% due 2/15/2037	715,000	715,753
	Gainesville (PSF-GTD) ISD GO, 5.25% due 2/15/2046	800,000	865,014
	Grand Parkway Transportation Corp., Series A, 5.00% due 10/1/2043	1,875,000	1,922,841
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,301,215
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), 5.00% due 7/1/2040	5,000,000	5,038,430
	Harris County Hospital District GO, 5.00% due 2/15/2046	2,500,000	2,607,512
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2039 - 5/15/2046	4,130,000	4,191,850
	Series A,
	5.00% due 5/15/2039	500,000	531,601
	5.25% due 5/15/2042	1,410,000	1,525,970
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	2,000,000	2,048,912
	Memorial City Redevelopment Authority (Houston Reinvestment Zone No. 17) (AG), 5.00% due 9/1/2045	1,200,000	1,253,015
[a]	Mission Economic Development Corp. (Republic Services, Inc.) AMT, 4.00% due 6/1/2054 (put 6/1/2034)	1,545,000	1,557,581
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series A, 3.45% due 5/1/2046 (put 3/2/2026)	1,500,000	1,500,186
	New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group), 5.25% due 1/1/2040	1,000,000	1,054,977
	New Hope Cultural Education Facilities Finance Corp. (Westminster Manor Obligated Group), 5.00% due 11/1/2040	2,000,000	2,116,852
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	633,117
	North Texas Tollway Authority (North Texas Tollway System), Series A, 4.125% due 1/1/2040	1,500,000	1,525,254
	Northwest (PSF-GTD) ISD GO, 5.00% due 2/15/2042	1,730,000	1,859,542
	San Marcos Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2042	1,250,000	1,345,516
	Somerville (PSF-GTD) ISD GO, 5.25% due 2/15/2042	1,635,000	1,825,119
	Springtown (PSF-GTD) ISD GO, 5.00% due 2/15/2046	1,500,000	1,583,807
	Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group), Series A, 4.00% due 11/15/2036	1,000,000	1,002,490
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	2,000,000	2,172,584
	Series B, 5.00% due 7/1/2033 - 7/1/2036	4,185,000	4,380,302
	Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center Obligated Group), 5.00% due 12/1/2045	1,150,000	1,208,445
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2034 - 10/1/2044	3,680,000	3,928,633
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,794,669
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	6,000,000	6,684,234
	Texas Municipal Gas Acquisition & Supply Corp. VI (Guaranty: Bank of America Corp.), 5.00% due 1/1/2036	5,065,000	5,415,832
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) AMT, 5.50% due 6/30/2043	1,150,000	1,202,285
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.25% due 5/1/2040	500,000	554,445
	Texas State Technical College (AG), Series A, 5.50% due 8/1/2042	2,000,000	2,213,828
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	838,635
	Utah — 1.4%
	City of Salt Lake City Airport Revenue AMT,
	Series A,
	5.00% due 7/1/2030 - 7/1/2042	6,975,000	7,107,093
	5.25% due 7/1/2040 - 7/1/2045	6,530,000	6,925,567
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	500,000	513,651
	Utah Housing Corp. (FNMA), Series A, 4.69% due 2/1/2045	1,000,000	1,014,747

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	$ 500,000	$ 562,439
	Virginia — 1.2%
	Virginia HDA,
	Series F,
	4.95% due 7/1/2045	500,000	511,204
	5.00% due 7/1/2045	3,000,000	3,096,687
	Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series A, 5.00% due 10/1/2041 - 10/1/2042	1,010,000	1,067,973
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029	850,000	897,917
[a]	Wise County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 11/1/2040 (put 5/28/2027)	8,790,000	8,892,360
	Washington — 1.4%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	1,000,000	1,073,778
	Port of Seattle AMT, 5.00% due 4/1/2036	1,000,000	1,037,679
	State of Washington GO,
	Series 2021A, 5.00% due 6/1/2040	2,225,000	2,388,900
	Series B, 5.00% due 6/1/2041	1,000,000	1,037,211
	Washington State Housing Finance Commission, Series 1N, 5.00% due 12/1/2045	2,000,000	2,065,856
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A FN, 4.55% due 8/1/2043	1,000,000	1,002,004
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	3,000,000	3,020,733
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	4,000,000	4,032,204
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.875% due 7/1/2043	1,000,000	1,054,751
	West Virginia — 0.3%
	County of Ohio Special District Excise Tax Revenue (Fort Henry Economic Opportunity Development District Excise Tax Revenue) (AG), Series A, 5.25% due 6/1/2045	1,000,000	1,052,508
	Morgantown Utility Board, Inc. (AG), Series A, 5.00% due 12/1/2041	2,000,000	2,024,804
	Wisconsin — 2.9%
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2028 - 1/1/2042	5,235,000	5,310,758
[b]	Public Finance Authority (Penick Village Obligated Group), 5.00% due 9/1/2039	770,000	776,742
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2040 - 6/1/2041	525,000	453,769
	Public Finance Authority (WakeMed Obligated Group), Series A 5.00% due 10/1/2044	6,900,000	6,986,057
	Racine (AG) USD GO,
	5.00% due 4/1/2039	1,640,000	1,783,067
	5.00% due 4/1/2039 - 4/1/2042 (pre-refunded 4/1/2031)	695,000	780,425
	Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group),
	Series A,
	4.50% due 11/15/2039	500,000	501,445
	5.00% due 11/15/2036	2,380,000	2,394,561
	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series A, 5.00% due 10/1/2038	715,000	776,446
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.25% due 8/15/2045	4,850,000	5,241,778
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.50% due 9/1/2044	9,190,000	9,144,712
	Total Long-Term Municipal Bonds — 92.3% (Cost $1,057,297,037)		1,091,849,464
	SHORT-TERM INVESTMENTS — 6.2%
	Municipal Bonds — 6.1%
	Arizona — 0.1%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C 2.55% due 1/1/2046 (put 1/2/2026)	715,000	715,000
	Florida — 0.8%
[a]	Hillsborough County (BayCare Obligated Group; LOC TD Bank NA) IDA, Series D, 2.50% due 11/15/2042 (put 1/2/2026)	9,875,000	9,875,000
	New Mexico — 0.2%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 2.55% due 8/1/2034 (put 1/2/2026)	2,750,000	2,750,000
	New York — 2.6%
[a]	City of New York (SPA Barclays Bank plc) GO, Series F-5, 2.50% due 6/1/2044 (put 1/2/2026)	4,800,000	4,800,000
[a]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series I-2 2.50% due 3/1/2040 (put 1/2/2026)	1,160,000	1,160,000
	Metropolitan Transportation Authority (LOC Barclays Bank plc),
[a]	Series E-1, 2.50% due 11/15/2050 (put 1/2/2026)	6,160,000	6,160,000
[a]	Series G-1, 2.50% due 11/1/2032 (put 1/2/2026)	880,000	880,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), 2.50% due 6/15/2043 - 6/15/2044 (put 1/2/2026)	3,285,000	3,285,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series A-4, 2.50% due 8/1/2039 (put 1/2/2026)	15,000,000	15,000,000
	North Carolina — 0.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA),
[a]	Series B, 2.55% due 1/15/2038 (put 1/2/2026)	$ 1,600,000	$ 1,600,000
[a]	Series C, 2.55% due 1/15/2037 (put 1/2/2026)	3,125,000	3,125,000
	Texas — 2.0%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 2.57% due 4/1/2040 (put 1/2/2026)	23,130,000	23,130,000
	Total Municipal Bonds — 6.1% (Cost $72,480,000)		72,480,000
	Mutual Fund — 0.1%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.70%	1,251,896	1,251,896
	Total Mutual Fund — 0.1% (Cost $1,251,896)		1,251,896
	Total Short-Term Investments — 6.2% (Cost $73,731,896)		73,731,896
	Total Investments — 98.5% (Cost $1,131,028,933)		$1,165,581,360
	Other Assets Less Liabilities — 1.5%		18,268,438
	Net Assets — 100.0%		$1,183,849,798

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $19,865,618, representing 1.68% of the Fund’s net assets.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
ISD	Independent School District
LOC	Letter of Credit
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.